As filed with the U.S. Securities and Exchange Commission on August 8, 2019

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23367

Cushing ETF Trust

(Exact name of registrant as specified in charter)

300 Crescent Court, Suite 1700

Dallas, TX 75201

(Address of principal executive offices) (Zip code)

Jerry V. Swank

300 Crescent Court, Suite 1700

Dallas, TX 75201

(Name and address of agent for service)

214-692-6334

Registrant’s telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period: May 31, 2019

Item 1. Reports to Stockholders.

CUSHING® ETFs

XLEY XLSY
XLUY XLTY

CushingETFs.com

Semi-Annual Report

May 31, 2019

XLEY Cushing Energy & MLP ETF
XLSY Cushing Energy Supply Chain & MLP ETF
XLTY Cushing Transportation & MLP ETF
XLUY Cushing Utility & MLP ETF

Beginning on January 1, 2021 as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications electronically from the Fund by calling 800-236-4424 or by contacting your financial intermediary.

You may elect to receive all future reports in paper free of charge. You can request to continue receiving paper copies of your shareholder reports by contacting your financial intermediary or, if you invest directly with the Fund, calling 800-236-4424 to let the Fund know of your request. Your election to receive in paper will apply to all funds held in your account.

www.cushingetfs.com | www.cushingasset.com

Cushing Energy & MLP ETF

Schedule of Investments (Unaudited)	May 31, 2019

Common Stock — 81.0%	Shares	Fair Value
Energy Equipment & Services — 17.1%
Netherlands Antilles — 4.7%
Schlumberger Ltd	3,120	$108,233

United Kingdom — 2.0%
TechnipFMC plc	2,250	46,800

United States — 10.4%
Baker Hughes, a GE company	3,090	66,157
Halliburton Company	2,760	58,760
Helmerich & Payne, Inc.	2,340	114,449

		394,399

Oil, Gas & Consumable Fuels — 58.0%
United States — 58.0%
Anadarko Petroleum Corporation	520	36,592
Apache Corporation	2,720	70,910
Cabot Oil & Gas Corporation	1,150	28,773
Chevron Corporation	750	85,388
Cimarex Energy Company	400	22,876
Conoco Phillips	710	41,862
Devon Energy Corporation	980	24,657
EOG Resources Inc.	310	25,383
Exxon Mobil Corporation	1,410	99,786
Hess Corporation	570	31,840
HollyFrontier Corporation	1,640	62,287
Kinder Morgan, Inc.	5,560	110,922
Marathon Oil Corporation	1,980	26,037
Marathon Petroleum Corporation	1,820	83,702
Noble Energy, Inc.	2,050	43,870
Occidental Petroleum Corporation	2,510	124,923
ONEOK, Inc.	1,780	113,243
Phillips 66	1,140	92,112
Valero Energy Corporation	1,310	92,224
Williams Companies, Inc.	4,640	122,403

		1,339,790

Midstream — 5.9%
United States — 5.9%
Antero Midstream Corporation	3,750	45,825
EnLink Midstream, LLC	4,360	45,257
Targa Resources Corporation	1,200	46,152

		137,234

Total Common Stock (Cost $2,039,233)		$1,871,423

MLP Investments and Related Companies — 18.2%	Units
Midstream — 18.2%
United States — 18.2%
BP Midstream Partners L.P.	3,180	$46,364
CNX Midstream Partners, L.P.	3,290	48,231
DCP Midstream Partners, L.P.	1,500	45,630
Enable Midstream Partners, L.P.	3,550	46,115
EQM Midstream Partners, L.P.	1,080	46,548
Genesis Energy, L.P.	2,090	45,604
NGL Energy Partners L.P.	3,220	47,785
Suburban Propane Partners, L.P.	2,030	46,487

See Accompanying Notes to the Financial Statements.

Cushing Energy & MLP ETF

Schedule of Investments (Unaudited)	May 31, 2019 — (Continued)

MLP Investments and Related Companies — (Continued)	Units	Fair Value
Midstream — (Continued)
United States — (Continued)
Tallgrass Energy, L.P.	1,980	$47,104

		419,868

Total MLP Investments and Related Companies (Cost $417,466)		$419,868

Short-Term Investments — Investment Companies — 0.6%	Shares
United States — 0.6%
First American Government Obligations Fund — Class Z, 2.32%(1)	6,300	$6,300
First American Treasury Obligations Fund — Class Z, 2.31%(1)	6,300	6,300

Total Short-Term Investments — Investment Companies (Cost $12,600)		$12,600

Total Investments — 99.8% (Cost $2,469,299)		$2,303,891
Other Assets in Excess of Liabilities — 0.2%		5,006

Net Assets Applicable to Common Stockholders — 100.0%		$2,308,897

(1)	Rate reported is the current yield as of May 31, 2019.

See Accompanying Notes to the Financial Statements.

Cushing Energy Supply Chain & MLP ETF

Schedule of Investments (Unaudited)	May 31, 2019

Common Stock — 81.1%	Shares	Fair Value
Chemicals — 22.1%
Ireland — 1.2%
Linde plc	80	$14,444

Netherlands — 3.2%
LyondellBasell Industries N.V.	505	37,496

United States — 17.7%
Air Products and Chemicals, Inc.	90	18,323
Albamerle Corporation	255	16,141
Celanese Corporation	195	18,511
CF Industries Holdings, Inc.	565	22,736
Dow Inc.	910	42,552
DowDuPont Inc.	450	13,734
Eastman Chemical Company	405	26,293
FMC Corp	240	17,628
International Flavors & Fragrances, Inc.	125	16,928
PPG Industries, Inc.	130	13,604

		258,390

Containers & Packaging — 11.2%
United States — 11.2%
Avery Dennison Corporation	175	18,210
International Paper Company	840	34,835
Packaging Corporation of America	295	26,279
Sealed Air Corporation	290	12,151
WestRock Company	1,185	38,631

		130,106

Energy Equipment Services — 9.6%
Netherlands Antilles — 2.6%
Schlumberger Ltd	880	30,527

United Kingdom — 1.2%
TechnipFMC plc	640	13,312

United States — 5.8%
Baker Hughes, a GE company	875	18,734
Halliburton Company	780	16,606
Helmerich & Payne, Inc.	665	32,525

		111,704

Oil, Gas & Consumable Fuels — 27.8%
United States — 27.8%
Apache Corporation	765	19,944
Chevron Corporation	215	24,478
Conoco Phillips	200	11,792
Exxon Mobil Corporation	400	28,308
HollyFrontier Corporation	465	17,661
Kinder Morgan, Inc.	1,575	31,421
Marathon Petroleum Corporation	520	23,915
Noble Energy, Inc.	585	12,519
Occidental Petroleum Corporation	710	35,337
ONEOK, Inc.	505	32,128
Phillips 66	325	26,260
Valero Energy Corporation	370	26,048

See Accompanying Notes to the Financial Statements.

Cushing Energy Supply Chain & MLP ETF

Schedule of Investments (Unaudited)	May 31, 2019 — (Continued)

Common Stock — (Continued)	Shares	Fair Value
Oil, Gas & Consumable Fuels — (Continued)
United States — (Continued)
Williams Companies, Inc.	1,315	$34,690

		324,501

Metals & Mining — 4.5%
United States — 4.5%
Freeport-McMoRan, Inc	1,530	14,856
Newmont Goldcorp Corporation	450	14,890
Nucor Corporation	465	22,320

		52,066

Midstream — 5.9%
United States — 5.9%
Antero Midstream Corporation	1,880	22,974
EnLink Midstream, LLC	2,185	22,680
Targa Resources Corporation	600	23,076

		68,730

Total Common Stock (Cost $1,047,937)		$945,497

MLP Investments and Related Companies — 18.0%	Units
Midstream — 18.0%
United States — 18.0%
BP Midstream Partners L.P.	1,590	$23,182
CNX Midstream Partners, L.P.	1,650	24,189
DCP Midstream Partners, L.P.	750	22,815
Enable Midstream Partners, L.P.	1,775	23,057
EQM Midstream Partners, L.P.	545	23,490
Genesis Energy, L.P.	1,045	22,802
Suburban Propane Partners, L.P.	1,015	23,244
NGL Energy Partners L.P.	1,610	23,892
Tallgrass Energy, L.P.	990	23,552

		210,223

Total MLP Investments and Related Companies (Cost $210,115)		$210,223

Short-Term Investments — Investment Companies — 0.4%	Shares
United States — 0.4%
First American Government Obligations Fund — Class Z, 2.32%(1)	2,543	$2,543
First American Treasury Obligations Fund — Class Z, 2.31%(1)	2,543	2,543

Total Short-Term Investments — Investment Companies (Cost $5,086)		$5,086

Total Investments — 99.5% (Cost $1,263,138)		$1,160,806
Other Assets in Excess of Liabilities — 0.5%		5,502

Net Assets Applicable to Common Stockholders — 100.0%		$1,166,308

(1)	Rate reported is the current yield as of May 31, 2019.

See Accompanying Notes to the Financial Statements.

Cushing Transportation & MLP ETF

Schedule of Investments (Unaudited)	May 31, 2019

Common Stock — 81.4%	Shares	Fair Value
Air Freight & Logistics — 20.9%
United States — 20.9%
C.H. Robinson Worldwide, Inc.	1,820	$144,927
Expeditors International of Washington, Inc.	1,380	96,034
FedEx Corp.	700	107,996
United Parcel Service, Inc.	1,530	142,168

		491,125

Airlines — 19.5%
United States — 19.5%
Alaska Air Group, Inc.	2,400	139,680
American Airlines Group, Inc.	3,210	87,408
Delta Air Lines, Inc.	2,670	137,505
Southwest Airlines Co.	1,940	92,344

		456,937

Marine — 5.9%
United States — 5.9%
Matson, Inc.	4,050	138,591

Midstream — 5.9%
United States — 5.9%
Antero Midstream Corporation	3,800	46,436
EnLink Midstream, LLC	4,420	45,880
Targa Resources Corporation	1,220	46,921

		139,237

Road & Rail — 29.2%
United States — 29.2%
CSX Corporation	1,190	88,619
J.B. Hunt Transport Services, Inc.	920	78,329
Kansas City Southern	700	79,296
Landstar Systems, Inc.	450	43,313
Norfolk Southern Corporation	610	119,035
Ryder Systems, Inc.	2,710	136,855
Union Pacific Corporation	850	141,763

		687,210

Total Common Stock (Cost $2,043,165)		$1,913,100

MLP Investments and Related Companies — 18.2%	Units
Midstream — 18.2%
United States — 18.2%
BP Midstream Partners L.P.	3,230	$47,093
CNX Midstream Partners, L.P.	3,340	48,964
DCP Midstream Partners, L.P.	1,530	46,543
Enable Midstream Partners, L.P.	3,600	46,764
EQM Midstream Partners, L.P.	1,090	46,979
Genesis Energy, L.P.	2,120	46,258
NGL Energy Partners L.P.	3,270	48,527
Suburban Propane Partners, L.P.	2,060	47,174
Tallgrass Energy, L.P.	2,010	47,818

		426,120

Total MLP Investments and Related Companies (Cost $422,798)		$426,120

See Accompanying Notes to the Financial Statements.

Cushing Transportation & MLP ETF

Schedule of Investments (Unaudited)	May 31, 2019 — (Continued)

Short-Term Investments — Investment Companies — 0.3%	Shares	Fair Value
United States — 0.3%
First American Government Obligations Fund — Class Z, 2.32%(1)	3,848	$3,848
First American Treasury Obligations Fund — Class Z, 2.31%(1)	3,847	3,847

Total Short-Term Investments — Investment Companies (Cost $7,695)		$7,695

Total Investments — 99.9% (Cost $2,473,658)		$2,346,915
Other Assets in Excess of Liabilities — 0.1%		2,886

Net Assets Applicable to Common Stockholders — 100.0%		$2,349,801

(1)	Rate reported is the current yield as of May 31, 2019.

See Accompanying Notes to the Financial Statements.

Cushing Utility & MLP ETF

Schedule of Investments (Unaudited)	May 31, 2019

Common Stock — 81.7%	Shares	Fair Value
Electric Utilities — 42.2%
United States — 42.2%
Alliant Energy Corporation	1,380	$65,495
American Electric Power Co., Inc.	790	68,035
Duke Energy Corporation	1,090	93,315
Edison International	1,530	90,836
Entergy Corporation	860	83,480
Evergy, Inc.	1,230	71,512
Eversource Energy	870	64,241
Exelon Corporation	1,350	64,908
FirstEnergy Corp	1,920	79,181
NextEra Energy, Inc.	280	55,499
Pinnacle West Capital Corporation	710	66,676
The PPL Corporation	3,980	118,445
The Southern Company	1,900	101,650
Xcel Energy, Inc.	1,070	61,354

		1,084,627

Gas Utilities — 1.8%
United States — 1.8%
Atmos Energy Corporation	450	45,810

Independent Power and Renewable — 2.8%
United States — 2.8%
The AES Corporation	4,540	71,732

Midstream — 5.9%
United States — 5.9%
Antero Midstream Corporation	4,110	50,224
EnLink Midstream, LLC	4,750	49,305
Targa Resources Corporation	1,320	50,767

		150,296

Multi-Utilities — 27.5%
United States — 27.5%
Ameren Corporation	760	55,738
CenterPoint Energy, Inc.	3,000	85,320
CMS Energy Corporation	1,080	60,599
Consolidated Edison, Inc.	880	75,944
Dominion Energy, Inc.	1,400	105,252
DTE Energy	520	65,244
NiSource Inc.	2,260	62,941
The Public Service Enterprise Group, Inc.	1,150	67,574
Sempra Energy	490	64,410
WEC Energy Group, Inc.	800	64,440

		707,462

Water Utilities — 1.5%
United States — 1.5%
American Water Works Company, Inc.	350	39,557

Total Common Stock (Cost $2,019,279)		$2,099,484

MLP Investments and Related Companies — 17.9%	Units
Midstream — 5.9%
United States — 5.9%
BP Midstream Partners L.P.	3,500	$51,030
CNX Midstream Partners, L.P.	3,590	52,630

See Accompanying Notes to the Financial Statements.

Cushing Utility & MLP ETF

Schedule of Investments (Unaudited)	May 31, 2019 — (Continued)

MLP Investments and Related Companies — (Continued)	Units	Fair Value
Midstream — (Continued)
United States — (Continued)
DCP Midstream Partners, L.P.	1,640	$49,889
Enable Midstream Partners, L.P.	3,880	50,401
EQM Midstream Partners, L.P.	1,190	51,289
Genesis Energy, L.P.	2,290	49,968
NGL Energy Partners L.P.	3,530	52,385
Suburban Propane Partners, L.P.	2,220	50,838
Tallgrass Energy, L.P.	2,160	51,386

		459,816

Total MLP Investments and Related Companies (Cost $453,961)		$459,816

Short-Term Investments — Investment Companies — 0.3%	Shares
United States — 0.3%
First American Government Obligations Fund — Class Z, 2.32%(1)	4,727	$4,727
First American Treasury Obligations Fund — Class Z, 2.31%(1)	4,728	4,728

Total Short-Term Investments — Investment Companies (Cost $9,455)		$9,455

Total Investments — 99.9% (Cost $2,482,695)		$2,568,755
Other Assets in Excess of Liabilities — 0.1%		1,843

Net Assets Applicable to Common Stockholders — 100.0%		$2,570,598

(1)	Rate reported is the current yield as of May 31, 2019.

See Accompanying Notes to the Financial Statements.

Cushing ETF Trust

Statements of Assets & Liabilities (Unaudited)

May 31, 2019

	Cushing Energy & MLP ETF	Cushing Energy Supply Chain & MLP ETF	Cushing Transportation & MLP ETF	Cushing Utility & MLP ETF
Assets
Investments, at fair value	$2,303,891	$1,160,806	$2,346,915	$2,568,755
Receivable for investments sold	317,502	169,115	272,226	233,790
Distributions and dividends receivable	7,725	4,994	6,740	9,214
Interest receivable	28	23	16	24
Other assets	—	19	—	—

Total assets	2,629,146	1,334,957	2,625,897	2,811,783

Liabilities
Payable to Adviser	1,369	1,154	1,384	1,436
Payable for investments purchased	318,880	167,495	274,712	239,749

Total liabilities	320,249	168,649	276,096	241,185

Components of Net Assets
Paid-in capital	$2,466,207	$1,236,758	$2,466,394	$2,466,692
Total distributable earnings/(accumulated loss)	(157,310)	(70,450)	(116,593)	103,906

Net assets applicable to common stockholders	$2,308,897	$1,166,308	$2,349,801	$2,570,598

Net Asset Value
Net assets applicable to common stockholders	$2,308,897	$1,166,308	$2,349,801	$2,570,598
Shares outstanding	100,000	50,000	100,000	100,000
Net asset value, offering, and redemption price per share	$23.09	$23.33	$23.50	$25.71

Cost of investments	$2,469,299	$1,263,138	$2,473,658	$2,482,695

See Accompanying Notes to the Financial Statements.

Cushing ETF Trust

Statements of Operations (Unaudited)

Period from December 6, 2018(1) through May 31, 2019

	Cushing Energy & MLP ETF	Cushing Energy Supply Chain & MLP ETF	Cushing Transportation & MLP ETF	Cushing Utility & MLP ETF
Investment Income
Distributions and dividends received	$62,050	$60,606	$46,695	$62,649
Less: return of capital on distributions	(25,927)	(26,299)	(25,960)	(26,633)

Distribution and dividend income	36,123	34,307	20,735	36,016
Interest income	170	162	143	144

Total Investment Income	36,293	34,469	20,878	36,160

Expenses
Adviser fees	7,766	7,571	7,674	7,908

Total Expenses	7,766	7,571	7,674	7,908

Net Investment Income	28,527	26,898	13,204	28,252

Realized and Unrealized Gain (Loss) on Investments
Net realized gain on investments	8,098	31,882	10,150	17,846
Net change in unrealized appreciation (depreciation) of investments	(165,408)	(102,332)	(126,743)	86,060

Net Realized and Unrealized Gain (Loss) on Investments	(157,310)	(70,450)	(116,593)	103,906

Net Increase (Decrease) in Net Assets Applicable to Common Stockholders Resulting from Operations	$(128,783)	$(43,552)	$(103,389)	$132,158

(1)	Commencement of operations.

See Accompanying Notes to the Financial Statements.

Cushing ETF Trust

Statements of Changes in Net Assets (Unaudited)

Period from December 6, 2018(1) through May 31, 2019

	Cushing Energy & MLP ETF	Cushing Energy Supply Chain & MLP ETF	Cushing Transportation & MLP ETF	Cushing Utility & MLP ETF
Operations
Net investment income (loss)	$28,527	$26,898	$13,204	$28,252
Net realized gain on investments	8,098	31,882	10,150	17,846
Net change in unrealized appreciation (depreciation) of investments	(165,408)	(102,332)	(126,743)	86,060

Net increase (decrease) in net assets applicable to common stockholders resulting from operations	(128,783)	(43,552)	(103,389)	132,158

Distributions and Dividends to Common Stockholders
Distributable earnings	(28,527)	(26,898)	(13,204)	(28,252)
Return of capital	(33,793)	(33,382)	(33,606)	(33,308)

Total distributions to shareholders	(62,320)	(60,280)	(46,810)	(61,560)

Capital Share Transactions
Proceeds from shares sold	2,500,000	2,500,000	2,500,000	2,500,000
Payments for shares redeemed	—	(1,229,860)	—	—

Net increase in net assets applicable to common stockholders from capital share transactions	2,500,000	1,270,140	2,500,000	2,500,000

Total decrease in net assets applicable to common stockholders	2,308,897	1,166,308	2,349,801	2,570,598
Net Assets
Beginning of period	—	—	—	—

End of period	$2,308,897	$1,166,308	$2,349,801	$2,570,598

(1)	Commencement of operations.

(2)	Summary of capital share transactions is as follows:

	Shares	Shares	Shares	Shares
Subscriptions	100,000	100,000	100,000	100,000
Redemptions	—	(50,000)	—	—

Net increase	100,000	50,000	100,000	100,000

See Accompanying Notes to the Financial Statements.

Cushing ETF Trust

Cushing Energy & MLP ETF

Financial Highlights (Unaudited)

	Period From December 6, 2018(1) through May 31, 2019
Per Common Share Data(2)
Net Asset Value, beginning of period	$25.00
Income from Investment Operations:
Net investment income(3)	0.28
Net realized and unrealized loss on investments	(1.57)

Total decrease from investment operations	(1.29)

Less Distributions to Common Stockholders:
Net investment income	(0.28)
Return of capital	(0.34)

Total distributions to common stockholders	(0.62)

Net Asset Value, end of period	$23.09

Total Investment Return	(5.25	)%(4)

Supplemental Data and Ratios
Net assets applicable to common stockholders, end of period (000’s)	$2,309
Ratio of expenses to average net assets	0.65%
Ratio of net investment income (loss) to average net assets	2.39%
Portfolio turnover rate	42.68	%(4)

(1)	Commencement of operations.

(2)	Information presented relates to a share of common stock outstanding for the entire period.

(3)	Calculated using average shares outstanding method.

(4)	Not annualized.

See Accompanying Notes to the Financial Statements.

Cushing ETF Trust

Cushing Energy Supply Chain & MLP ETF

Financial Highlights (Unaudited)

	Period From December 6, 2018(1) through May 31, 2019
Per Common Share Data(2)
Net Asset Value, beginning of period	$25.00
Income from Investment Operations:
Net investment income(3)	0.27
Net realized and unrealized loss on investments	(1.34)

Total decrease from investment operations	(1.07)

Less Distributions to Common Stockholders:
Net investment income	(0.27)
Return of capital	(0.33)

Total distributions to common stockholders	(0.60)

Net Asset Value, end of period	$23.33

Total Investment Return	(4.37	)%(4)

Supplemental Data and Ratios
Net assets applicable to common stockholders, end of period (000’s)	$1,166
Ratio of expenses to average net assets	0.65%
Ratio of net investment income (loss) to average net assets	2.31%
Portfolio turnover rate	97.73	%(4)

(1)	Commencement of operations.

(2)	Information presented relates to a share of common stock outstanding for the entire period.

(3)	Calculated using average shares outstanding method.

(4)	Not annualized.

See Accompanying Notes to the Financial Statements.

Cushing ETF Trust

Cushing Transportation & MLP ETF

Financial Highlights (Unaudited)

	Period From December 6, 2018(1) through May 31, 2019
Per Common Share Data(2)
Net Asset Value, beginning of period	$25.00
Income from Investment Operations:
Net investment income(3)	0.13
Net realized and unrealized loss on investments	(1.16)

Total decrease from investment operations	(1.03)

Less Distributions to Common Stockholders:
Net investment income	(0.13)
Return of capital	(0.34)

Total distributions to common stockholders	(0.47)

Net Asset Value, end of period	$23.50

Total Investment Return	(4.07	)%(4)

Supplemental Data and Ratios
Net assets applicable to common stockholders, end of period (000’s)	$2,350
Ratio of expenses to average net assets	0.65%
Ratio of net investment income (loss) to average net assets	1.12%
Portfolio turnover rate	34.21	%(4)

(1)	Commencement of operations.

(2)	Information presented relates to a share of common stock outstanding for the entire period.

(3)	Calculated using average shares outstanding method.

(4)	Not annualized.

See Accompanying Notes to the Financial Statements.

Cushing ETF Trust

Cushing Utility & MLP ETF

Financial Highlights (Unaudited)

	Period From December 6, 2018(1) through May 31, 2019
Per Common Share Data(2)
Net Asset Value, beginning of period	$25.00
Income from Investment Operations:
Net investment income(3)	0.28
Net realized and unrealized loss on investments	1.05

Total decrease from investment operations	1.33

Less Distributions to Common Stockholders:
Net investment income	(0.28)
Return of capital	(0.34)

Total distributions to common stockholders	(0.62)

Net Asset Value, end of period	$25.71

Total Investment Return	5.48	%(4)

Supplemental Data and Ratios
Net assets applicable to common stockholders, end of period (000’s)	$2,571
Ratio of expenses to average net assets	0.65%
Ratio of net investment income (loss) to average net assets	2.32%
Portfolio turnover rate	33.54	%(4)

(1)	Commencement of operations.

(2)	Information presented relates to a share of common stock outstanding for the entire period.

(3)	Calculated using average shares outstanding method.

(4)	Not annualized.

See Accompanying Notes to the Financial Statements.

Cushing® ETF Trust

Cushing® Energy & MLP ETF, Cushing® Energy Supply Chain & MLP ETF, Cushing® Transportation & MLP ETF, and Cushing® Utility & MLP ETF

Notes to Financial Statements (Unaudited)

May 31, 2019

1.    Organization

Cushing® ETF Trust (the “Trust”), a Delaware statutory trust organized on June 1, 2018, is registered with the U.S. Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open end management Investment Company and is currently comprised of four separate Series (collectively referred to as the “Funds and each individually referred to as a “Fund”). These financial statements and notes relate to the Cushing® Energy & MLP ETF (“XLEY”), Cushing® Energy Supply Chain & MLP ETF (“XLSY”), Cushing® Transportation & MLP ETF (“XLTY”), and Cushing® Utility & MLP ETF (“XLUY”), each a non-diversified fund. The investment objective of each Fund is to provide investment results that, before fees and expenses, correspond generally to the total return performance of a specified market index. Each Fund commenced operations on December 6, 2018.

Each Fund lists and principally trades with shares on the New York Stock Exchange (“NYSE” or “Exchange”). Shares of a Fund trade on the Exchange at market prices that may be below, at, or above the Fund’s net asset value (“NAV”). The Funds will issue and redeem shares on a continuous basis at NAV only in large blocks of shares, typically 10,000 shares, called “Creation Units.” Creation Units will be issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally will trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of a Fund. Shares of a Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with Quasar Distributors, LLC (“the Distributor”). Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from a Fund. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

Each Fund currently offers one class of shares that has no front-end sales load, no deferred sales charge and no redemption fee. The standard fixed transaction fee for each Fund is $200, payable to the custodian. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. There were no variable fees received during the period. Each Fund may issue an unlimited number of shares (“Shares”) of beneficial interest, with no par value. All shares of the Funds have equal rights and privileges.

2.    Summary of Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A.  Use of Estimates

The following is a summary of significant accounting policies, consistently followed by the Funds in preparation of the financial statements. Each Funds is considered an investment company and accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standard Codification Topic 946, Financial Services — Investment Companies, which is part of U.S. Generally Accepted Accounting Principles (“U.S. GAAP”).

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, recognition of distribution income and disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

B.  Investment Valuation

The Funds use the following valuation methods to determine fair value as either fair value for investments for which market quotations are available, or if not available, the fair value, as determined in good faith pursuant to such policies and procedures as may be approved by the Funds’ Board of Trustees (“Board of Trustees”) from time to time. The valuation of the portfolio securities of the Funds currently includes the following processes:

(i)  The market value of each security listed or traded on any recognized securities exchange or automated quotation system will be the last reported sale price at the relevant valuation date on the composite tape or on the principal exchange on which such security is traded except those listed on the NASDAQ Global Market®, NASDAQ Global Select Market® and the NASDAQ Capital Market® exchanges (collectively, “NASDAQ”). Securities traded on NASDAQ will be valued at the NASDAQ official closing price. If no sale is reported on that date, the closing price from the prior day may be used.

(ii)  Each Fund’s non-marketable investments will generally be valued in such manner as the Adviser determines in good faith to reflect their fair values under procedures established by, and under the general supervision and responsibility of, the Board of Trustees. The pricing of all assets that are fair valued in this manner will be subsequently reported to and ratified by the Board of Trustees.

(iii)  An equity security of a publicly traded company acquired in a private placement transaction without registration under the Securities Act of 1933, as amended (the “1933 Act”), is subject to restrictions on resale that can affect the security’s liquidity and fair value. If such a security is convertible into publicly traded common shares, the security generally will be valued at the common share market price adjusted by a percentage discount due to the restrictions and categorized as Level 2 in the fair value hierarchy.

To the extent that such securities are convertible or otherwise become freely tradable within a time frame that may be reasonably determined, an amortization schedule may be used to determine the discount. If the security has characteristics that are dissimilar to the class of security that trades on the open market, the security will generally be valued and categorized as Level 3.

C.  Security Transactions, Investment Income and Expenses

Security transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains and losses are reported on a specific identified cost basis. Interest income is recognized on an accrual basis, including amortization of premiums and accretion of discounts. Distributions are recorded on the ex-dividend date. Distributions received from the Funds’ investments in master limited partnerships (“MLPs”) generally are comprised of ordinary income, capital gains and return of capital from the MLPs. Each Fund records investment income on the ex-date of the Distributions. For financial statement purposes, each Fund uses return of capital and income estimates to allocate the Distribution income received. Such estimates are based on historical information available from each MLP and other industry sources. These estimates may subsequently be revised based on information received from the MLPs after their tax reporting periods are concluded, as the actual character of these Distributions is not known until after the fiscal year end of the Funds.

Each Fund estimates the allocation of investment income and return of capital for the Distributions received from its portfolio investments within the Statement of Operations. For the period ended May 31, 2019, XLEY, XLSY, XLTY, and XLUY, have estimated approximately 42%, 43%, 56%, and 43%, respectively, of the Distributions received from its portfolio investments to be return of capital.

Expenses are recorded on an accrual basis.

D.  Distributions to Stockholders

Distributions to common stockholders are recorded on the ex-dividend date. Dividends from net investment income, if any, will be declared and paid at least annually by the Funds. The Funds distribute their net realized capital gains, if any, to shareholders annually.

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investments and foreign currency for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed (accumulated) net investment income (loss), accumulated net realized gain (loss) on investments or paid-in capital, as appropriate, in the period that the differences arise.

E.  Federal Income Taxation

Each Fund intends to qualify each year for special tax treatment afforded to a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (“IRC”). In order to qualify as a RIC, each Fund must, among other things, satisfy income, asset diversification and distribution requirements. As long as it so qualifies, each Fund will not be subject to U.S. federal income tax to the extent that is distributes annually its investment company taxable income (which includes ordinary income and the excess of net short-term capital gain over net long-term capital loss) and its “net capital gain” (i.e., the excess of net long-term capital gain over net short-term capital loss). Each Fund intends to distribute at least annually substantially all of such income and gain. If a Fund retains any investment company taxable income or net capital gain, it will be subject to U.S. federal income tax on the retained amount at regular corporate tax rates. In addition, if a Fund fails to qualify as a RIC for any taxable year, it will be subject to U.S. federal income tax on all its income and gains at regular corporate tax rates. Each Fund recognizes in the financial statements the impact of a tax position, if that position is more likely-than-not to be sustained on examination by the taxing authorities, based on the technical merits of the position. Tax benefits resulting from such a position are measured as the amount that has a greater than fifty percent likelihood on a cumulative basis to be sustained on examination.

F.  Cash and Cash Equivalents

Each Fund considers all highly liquid investments purchased with initial maturity equal to or less than three months to be cash equivalents.

G.  Organizational and Offering Costs

All organizational and offering costs for the Trust and the Funds are borne by the Adviser. The Trust and the Funds do not have an obligation to reimburse the Advisor for organization and offering costs paid on their behalf.

H.  Cash Flow Information

Each Fund makes Distributions from investments, which include the amount received as cash distributions from MLPs, common stock dividends and interest payments. These activities are reported in the Statement of Changes in Net Assets.

I.  Indemnification

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust and the Funds may enter into contracts that provide general indemnification to other parties. The Trust and Funds’ maximum exposure under such indemnification arrangements is unknown, as this would involve future claims that may be made against the Trust and/or Funds that have not yet occurred and may not occur. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

J.  Recent Accounting Pronouncements

In August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820) — Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”) which introduces new fair value disclosure requirements as well as eliminates and modifies certain existing fair value disclosure requirements. ASU 2018-13 would be effective for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years; however, management has elected to early adopt ASU 2018-13 effective with the current reporting period. The impact of the Funds’ adoption was limited to changes in the Funds’ financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy.

3.    Concentrations of Risk

Each Fund, under normal market conditions, invests at least 80% of its assets (exclusive of any collateral held from securities lending) in the securities of its respective Index. Therefore, the Fund may be subject to more risks than if they were more broadly diversified over numerous industries which they invest may adversely affect the Fund, and the performance of such sectors may lag behind the broader market as a whole.

The Funds are also subject to MLP structure risk. Holders of MLP units are subject to certain risks inherent in the structure of MLPs, including (i) tax risks, (ii) the limited ability to elect or remove management or the general partner or managing member, (iii) limited voting rights, except with respect to extraordinary transactions, and (iv) conflicts of interest between the general partner or managing member and its affiliates, on the one hand, and the limited partners or members, on the other hand, including those arising from incentive distribution payments or corporate opportunities.

4.    Investment Advisory Agreement and Other Agreements

Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging, in consultation with Penserra Capital Management, LLC, (the “Sub-Adviser”), custody, fund administration, transfer agency, and accounting, and other non-distribution related services necessary for the Funds to operate. The Adviser administers the Funds’ business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services. The Adviser bears the costs of all advisory and non-advisory services required to operate the Funds, in exchange for a single unitary management fee.

For services provided to the Funds, each Fund pays the Adviser 0.65% at an annual rate based on each Fund’s average daily net assets.

U.S. Bank National Association acts as the Funds’ custodian. U.S. Bank Global Fund Services, an affiliate of U.S. Bank National Association, serves as the Funds’ fund accounting agent, transfer agent and fund administrator.

5.    Income Taxes

The character of Distributions to common stockholders made during the year may differ from their ultimate characterization for federal income tax purposes. For the period ended May 31, 2019, the Funds’ Distributions were expected to be:

	Ordinary Income	Return of Capital
Cushing® Energy & MLP ETF	$28,527	$33,793
	45.8%	54.2%
Cushing® Energy Supply Chain & MLP ETF	$26,898	$33,382
	44.6%	55.4%
Cushing® Transportation & MLP ETF	$13,204	$33,606
	28.2%	71.8%
Cushing® Utility & MLP ETF	$28,252	$33,308
	45.9%	54.1%

The final character of Distributions paid for the fiscal year ended November 30, 2019 will be determined in early 2020.

6.    Fair Value Measurements

Various inputs that are used in determining the fair value of the Funds’ investments are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. These inputs are summarized in the three levels listed below.

Cushing Energy & MLP ETF

		Fair Value Measurements at Reporting Date Using
Description	Fair Value at May 31, 2019	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets
Equity Securities
Common Stock(a)	$1,871,423	$1,871,423	$—	$—
Master Limited Partnerships and Related Companies(a)	419,868	419,868	—	—

Total Equity Securities	2,291,291	2,291,291	—	—

Other
Short Term Investments(a)	12,600	12,600	—	—

Total Other	12,600	12,600	—	—

Total Assets	$2,303,891	$2,303,891	$—	$—

(a)	All other industry classifications are identified in the Schedule of Investments. The Fund did not hold Level 3 investments at any time during the period ended May 31, 2019.

Cushing Energy Supply Chain & MLP ETF

		Fair Value Measurements at Reporting Date Using
Description	Fair Value at May 31, 2019	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets
Equity Securities
Common Stock(a)	$945,497	$945,497	$—	$—
Master Limited Partnerships and Related Companies(a)	210,223	210,223	—	—

Total Equity Securities	1,155,720	1,155,720	—	—

Other
Short Term Investments(a)	5,086	5,086	—	—

Total Other	5,086	5,086	—	—

Total Assets	$1,160,806	$1,160,806	$—	$—

(a)	All other industry classifications are identified in the Schedule of Investments. The Fund did not hold Level 3 investments at any time during the period ended May 31, 2019.

Cushing Transportation & MLP ETF

		Fair Value Measurements at Reporting Date Using
Description	Fair Value at May 31, 2019	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets
Equity Securities
Common Stock(a)	$1,913,100	$1,913,100	$—	$—
Master Limited Partnerships and Related Companies(a)	426,120	426,120	—	—

Total Equity Securities	2,339,220	2,339,220	—	—

Other
Short Term Investments(a)	7,695	7,695	—	—

Total Other	7,695	7,695	—	—

Total Assets	$2,346,915	$2,346,915	$—	$—

(a)	All other industry classifications are identified in the Schedule of Investments. The Fund did not hold Level 3 investments at any time during the period ended May 31, 2019.

Cushing Utility & MLP ETF

		Fair Value Measurements at Reporting Date Using
Description	Fair Value at May 31, 2019	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets
Equity Securities
Common Stock(a)	$2,099,484	$2,099,484	$—	$—
Master Limited Partnerships and Related Companies(a)	459,816	459,816	—	—

Total Equity Securities	2,599,300	2,599,300	—	—

Other
Short Term Investments(a)	9,455	9,455	—	—

Total Other	9,455	9,455	—	—

Total Assets	$2,568,755	$2,568,755	$—	$—

(a)	All other industry classifications are identified in the Schedule of Investments. The Fund did not hold Level 3 investments at any time during the period ended May 31, 2019.

7.    Investment Transactions

For the period December 6, 2018 through May 31, 2019, the purchases and sales of investments in securities, excluding in-kind transactions and short-term securities were:

	Purchases	Sales

Cushing® Energy & MLP ETF	$1,140,086	$1,038,549

Cushing® Energy Supply Chain & MLP ETF	$1,093,126	$1,380,792

Cushing® Transportation & MLP ETF	$946,262	$828,479

Cushing® Utility & MLP ETF	$869,430	$844,904

For the period December 6, 2018 through May 31, 2019, in-kind transactions associated with creations and redemptions were:

	Purchases	Sales

Cushing® Energy & MLP ETF	$2,372,992	$—

Cushing® Energy Supply Chain & MLP ETF	$2,365,425	$1,221,290

Cushing® Transportation & MLP ETF	$2,363,991	$—

Cushing® Utility & MLP ETF	$2,457,501	$—

8.    Subsequent Events

Management has evaluated subsequent events through the date the financial statements were available for issuance. Based on this evaluation, no adjustments to the financial statements were required.

Cushing ETF Trust

Cushing Energy & MLP ETF, Cushing Energy Supply Chain & MLP ETF, Cushing Transportation & MLP ETF, and Cushing Utility & MLP ETF

Additional Information (Unaudited)

May 31, 2019

Trustee and Executive Officer Compensation

The Fund does not currently compensate any of its trustees who are interested persons or any of its officers. For the period ended
May 31, 2019, the aggregate compensation paid by the Adviser to the independent trustees was $72,000. The Fund did not pay any special compensation to any of its trustees or officers. The Fund continuously monitors standard industry practices and this policy is subject to change.

Cautionary Note Regarding Forward-Looking Statements

This report contains “forward-looking statements” as defined under the U.S. federal securities laws. Generally, the words “believe,” “expect,” “intend,” “estimate,” “anticipate,” “project,” “will” and similar expressions identify forward-looking statements, which generally are not historical in nature. Forward-looking statements are subject to certain risks and uncertainties that could cause actual results to materially differ from the Fund’s historical experience and its present expectations or projections indicated in any forward-looking statements. These risks include, but are not limited to, changes in economic and political conditions; regulatory and legal changes; energy industry risk; leverage risk; valuation risk; interest rate risk; tax risk; and other risks discussed in the Fund’s filings with the SEC. You should not place undue reliance on forward-looking statements, which speak only as of the date they are made. The Fund undertakes no obligation to update or revise any forward-looking statements made herein. There is no assurance that the Fund’s investment objective will be attained.

Proxy Voting Policies

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities owned by the Fund and information regarding how the Fund voted proxies relating to the portfolio of securities during the 12-month period ended June 30 are available to shareholders without charge, upon request by calling the Fund toll-free at (800)236-4424 and on the Fund’s website at www.cushingetfs.com. Information regarding how the Fund voted proxies are also available to shareholders without charge on the SEC’s website at www.sec.gov.

Form N-Q

The Fund will file its complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the SEC on Form N-Q. The Fund’s Form N-Q and statement of additional information are available without charge by visiting the SEC’s website at www.sec.gov. In addition, you may review and copy the Fund’s Form N-Q at the SEC’s Public Reference Room in Washington D.C. You may obtain information on the operation of the Public Reference Room by calling (800) SEC-0330.

Portfolio Turnover

The portfolio turnover rates for the period ended May 31, 2019 were 42.68%, 97.73%, 34.21%, and 33.54% for Cushing Energy & MLP ETF, Cushing Energy Supply Chain & MLP ETF, Cushing Transportation & MLP ETF, and Cushing Utility & MLP ETF, respectively. Portfolio turnover may vary greatly from period to period. A higher portfolio turnover rate results in correspondingly greater brokerage commissions and other transactional expenses that are borne by the Fund.

Certifications

The Fund’s Chief Executive Officer has submitted to the New York Stock Exchange the annual CEO certification as required by Section 303A.12(a) of the NYSE Listed Fund Manual.

The Fund has filed with the SEC the certification of its Chief Executive Officer and Chief Financial Officer required by Section 302 of the Sarbanes-Oxley Act.

Privacy Policy

In order to conduct its business, the Fund collects and maintains certain nonpublic personal information about its shareholders of record with respect to their transactions in shares of the Fund’s securities. This information includes the shareholder’s address, tax identification or Social Security number, share balances, and dividend elections. We do not collect or maintain personal information about shareholders whose share balances of our securities are held in “street name” by a financial institution such as a bank or broker.

We do not disclose any nonpublic personal information about you, the Fund’s other shareholders or the Fund’s former shareholders to third parties unless necessary to process a transaction, service an account, or as otherwise permitted by law.

To protect your personal information internally, we restrict access to nonpublic personal information about the Fund’s shareholders to those employees who need to know that information to provide services to our shareholders. We also maintain certain other safeguards to protect your nonpublic personal information.

The Cushing® ETF Trust

Board Approval of Investment Management Agreement (Unaudited)

May 31, 2019

Cushing ETFs (Advisory Agreement Approval)

On May 30, 2019, the Board of Trustees of the Funds (members of which are referred to collectively as the “Trustees”) met in person to discuss, among other things, the approval of the Investment Management Agreement (the “Advisory Agreement”) between Cushing ETF Trust (the “Trust”), on behalf of each Fund, and Cushing Asset Management, LP (the “Adviser”).

Activities and Composition of the Board

The Board of Trustees is comprised of four Trustees, three of whom are not “interested persons,” as such term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”), of the Fund (the “Independent Trustees”). The Trustees are responsible for oversight of the operations of the Funds and performs the various duties imposed by the 1940 Act on the trustees of investment companies. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. Prior to its consideration of the Advisory Agreement, the Trustees received and reviewed information provided by the Adviser. The Trustees also received and reviewed information responsive to requests from independent counsel to assist it in its consideration of the Advisory Agreement. Before the Trustees voted on the approval of the Advisory Agreement, the Independent Trustees met with independent legal counsel during executive session and discussed the Advisory Agreement and related information.

Consideration of Nature, Extent and Quality of the Services

The Trustees received and considered information regarding the nature, extent and quality of services provided to each Fund under the Advisory Agreement, including the Adviser’s Form ADV and other background materials supplied by the Adviser.

The Trustees reviewed and considered the Adviser’s investment advisory personnel, its history, and the amount of assets currently under management by the Adviser. The Trustees also reviewed the research and decision-making processes used by the Adviser, including the methods adopted to seek to achieve compliance with the investment objectives, strategies, policies, and restrictions of each Fund.

The Trustees considered the background and experience of the Adviser’s management in connection with each Fund, including reviewing the qualifications, backgrounds and responsibilities of the management team members primarily responsible for the day-to-day portfolio management of each Fund and the extent of the resources devoted to research and analysis of each Fund’s actual and potential investments.

The Trustees also reviewed the Adviser’s conflict of interest policies, insider trading policy and procedures, and the Adviser’s Code of Ethics.

The Trustees determined that the nature, extent and quality of services rendered by the Adviser under the Advisory Agreement were adequate.

Consideration of Advisory Fees and the Cost of the Services

The Trustees reviewed and considered the contractual annual advisory fee paid by each Fund to the Adviser in light of the extent, nature and quality of the advisory services provided by the Adviser to the Fund.

The Trustees considered the information they received comparing each Fund’s contractual annual advisory fee and overall expenses, to the extent available, with a peer group and universe of competitor open-end funds determined by FUSE Research Network LLC (“FUSE”). The Trustees discussed the limited number of funds contained in many of the peer groups and universes and the general methodology used by FUSE in preparing its report.

With respect to XLEY and XLUY, the Trustees determined that each Fund’s total net expense ratios of 0.65% and contractual advisory fees of 0.65% were in the fourth quartile with respect to each Fund’s respective peer groups and universes.

With respect to XLSY, the Trustees determined that the Fund’s total net expense ratio of 0.65% was in the third quartile with respect to its peer group and in the fourth quartile with respect to its universe. The Trustees also determined that the Fund’s contractual advisory fee of 0.65% was in the third quartile with respect to its peer group and fourth quartile with respect to its peer universe.

With respect to XLTY, the Trustees determined that the Fund’s peer group and universe were very small, each consisting of only five funds (including the Fund), and that the Fund’s total next expense ratio of 0.65% was ranked fourth out of five funds with respect to its peer group and universe, and that the Fund’s contractual advisory fee of 0.65% also ranked fourth out of five funds in its peer group and universe.

Consideration of Investment Performance

The Trustees noted that they regularly review the performance of the Funds throughout the year. The Trustees reviewed performance information provided by FUSE comparing the performance of the Funds against its universe over several time horizons, and using different performance metrics, including but not limited to the comparative performance of each Fund in terms of net asset value (“NAV”) and market price.

The Trustees noted the relatively short period of time since the inception of each Fund on December 4, 2018. Because each Fund seeks to replicate the performance of an underlying index, the Trustees reviewed the degree to which each Fund’s performance tracked its respective underlying index. The Trustees also reviewed each Fund’s performance since inception with respect to its universe.

Consideration of Comparable Accounts

The Trustees reviewed the other accounts and investment vehicles managed by the Adviser and discussed the similarities and differences between these accounts and the Funds.

The Trustees determined that, bearing in mind the limitations of comparing different types of managed accounts and the different levels of service typically associated with such accounts, the fee structures applicable to the Adviser’s other clients employing a comparable strategy to any Fund was not indicative of any unreasonableness with respect to the advisory fees payable by that Fund.

Consideration of Profitability

The Trustees received and considered a profitability analysis prepared by the Adviser, using a template developed in consultation with counsel to the Independent Trustees, that set forth the fees payable by each Fund under the Advisory Agreement and the expenses incurred by the Adviser in connection with the operation of each Fund. The Trustees used this analysis to evaluate the fairness of the profits realized and anticipated to be realized by the Adviser with respect to each Fund.

The Trustees separately considered the profitability of the Adviser with respect to each Fund. The Trustees considered the relatively short period of time since each Fund’s inception. It was noted that the Funds were not profitable to the Adviser, both before and after distribution expenses, largely because of their relatively small size.

Consideration of Economies of Scale

The Trustees considered whether economies of scale in the provision of services to a Fund had been or would be passed along to the shareholders/unitholders under the Advisory Agreement. The Trustees determined there were no material economies of scale accruing to the Adviser in connection with its relationship with any Fund.

Consideration of Other Benefits

The Trustees reviewed and considered any other incidental benefits derived or to be derived by the Adviser from its relationship with each Fund, including but not limited to soft dollar arrangements. The Trustees determined there were no material incidental benefits accruing to the Adviser in connection with its relationship with any Fund.

Conclusion

The Trustees and, voting separately, the Independent Trustees, approved the Advisory Agreement. In approving the Advisory Agreement and the fees charged under the Advisory Agreement, the Trustees concluded that no single factor reviewed by the Trustees was identified by the Trustees to be determinative as the principal factor in whether to approve the Advisory Agreement. The summary set out above describes the most important factors, but not all matters, considered by the Trustees in coming to its decision regarding the Advisory Agreement. On the basis of such information as the Trustees considered necessary to the exercise of its reasonable business judgment and its evaluation of all of the factors described above, and after much discussion, the Trustees concluded that each factor they considered, in the context of all of the other factors they considered, favored approval of the Advisory Agreement. It was noted that it was the judgment of the Trustees that approval of the Advisory Agreement was consistent with the best interests of each Fund and its shareholders.

Cushing ETFs (Sub-Advisory Agreement Approval)

On May 30, 2019, the Board of Trustees of the Funds (members of which are referred to collectively as the “Trustees”) met in person to discuss, among other things, the approval of the Investment Management Agreement (the “Sub-Advisory Agreement”) between Cushing ETF Trust (the “Trust”), on behalf of each Fund, and Cushing Asset Management, LP (the “Adviser”).

Activities and Composition of the Board

The Board of Trustees is comprised of four Trustees, three of whom are not “interested persons,” as such term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”), of the Funds (the “Independent Trustees”). The Trustees are responsible for oversight of the operations of the Funds and performs the various duties imposed by the 1940 Act on the trustees of investment companies. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. Prior to its consideration of the Sub-Advisory Agreement, the Trustees received and reviewed information provided by the Sub-Adviser. The Trustees also received and reviewed information responsive to requests from independent counsel to assist it in its consideration of the Sub-Advisory Agreement. Before the Trustees voted on the approval of the Sub-Advisory Agreement, the Independent Trustees met with independent legal counsel during executive session and discussed the Sub-Advisory Agreement and related information.

Consideration of Nature, Extent and Quality of the Services

The Trustees received and considered information regarding the nature, extent and quality of services provided to each Fund under the Sub-Advisory Agreement, including the Sub-Adviser’s Form ADV and other background materials supplied by the Sub-Adviser.

The Trustees reviewed and considered the Sub-Adviser’s investment advisory personnel, its history, and the amount of assets currently under management by the Sub-Adviser.

The Trustees considered the background and experience of the Sub-Adviser’s management in connection with each Fund, including reviewing the qualifications, backgrounds and responsibilities of the management team and portfolio managers.

The Trustees also reviewed the Sub-Adviser’s conflict of interest policies, insider trading policy and procedures, and the Sub-Adviser’s Code of Ethics.

The Trustees determined that the nature, extent and quality of services rendered by the Sub-Adviser under the Sub-Advisory Agreement were adequate.

Consideration of Sub-Advisory Fees and the Cost of the Services

The Trustees reviewed and considered the contractual sub-advisory fee paid by the Adviser the Sub-Adviser with respect to each Fund in light of the extent, nature and quality of the sub-advisory services to be provided by the Sub-Adviser.

The Trustees considered the information they previously received and reviewed in connection with the renewal of the Advisory Agreement regarding the unitary fee payable to the Adviser and the costs of the services. The Trustees also considered that the Sub-Adviser charges each Fund a fee, computed daily at an annual rate based on the greater of (i) the minimum annual fee of $17,500 per Fund; or (ii) the daily aggregate net assets of the Funds in accordance with the following fee schedule: 5 basis points on the first $500 million in aggregate next assets; 4 basis points on the next $500 million in aggregate net assets and 3 basis points on aggregate net assets over $1 billion.

Consideration of Investment Performance

The Trustees noted the relatively short period of time since the inception of each Fund on December 4, 2018. Because each Fund seeks to replicate the performance of an underlying index, the Trustees reviewed the degree to which each Fund’s performance tracked its respective underlying index. The Trustees also reviewed each Fund’s performance since inception with respect to its universe.

The Trustees also considered the Sub-Adviser’s performance and investment techniques, risk management controls and decision-making process.

Consideration of Comparable Accounts

The Trustees then reviewed the fees charged by the Sub-Adviser to comparable accounts, noting the Sub-Adviser’s statements that because the Sub-Adviser provides index-tracking services, the comparable account information from the Sub-Adviser’s perspective reflects the fees charged by the Sub-Adviser to funds for index-tracking services and is not differentiated by investment strategy.

Consideration of Profitability

The Trustees received and considered a profitability analysis prepared by the Sub-Adviser, using a template developed in consultation with counsel to the Independent Trustees, that set forth the fees payable by each Fund under each Sub-Advisory Agreement and the expenses incurred by the Sub-Adviser in connection with the operation of each Fund. The Trustees used this analysis to evaluate the fairness of the profits anticipated to be realized by the Sub-Adviser with respect to each Fund.

The Trustees noted that each Fund was unprofitable for the Sub-Adviser, both before and after distribution expenses, largely because of their relatively small size. The Trustees determined that, with respect to each Fund, the profit to the Sub-Adviser, if any, was not unreasonable.

Consideration of Economies of Scale

The Trustees considered whether economies of scale in the provision of services to a Fund had been or would be passed along to the shareholders/unitholders under the Sub-Advisory Agreement. The Trustees determined there were no material economies of scale accruing to the Sub-Adviser in connection with its relationship with any Fund.

Consideration of Other Benefits

The Trustees reviewed and considered any other incidental benefits derived or to be derived by the Sub-Adviser from its relationship with each Fund. The Trustees determined there were no material incidental benefits accruing to the Sub-Adviser in connection with its relationship with any Fund.

Conclusion

The Trustees and, voting separately, the Independent Trustees, approved the Sub-Advisory Agreement. In approving the Sub-Advisory Agreement and the fees charged under the Sub-Advisory Agreement, the Trustees concluded that no single factor reviewed by the Trustees was identified by the Trustees to be determinative as the principal factor in whether to approve the Sub-Advisory Agreement. The summary set out above describes the most important factors, but not all matters, considered by the Trustees in coming to its decision regarding the Sub-Advisory Agreement. On the basis of such information as the Trustees considered necessary to the exercise of its reasonable business judgment and its evaluation of all of the factors described above, and after much discussion, the Trustees concluded that each factor they considered, in the context of all of the other factors they considered, favored approval of the Sub-Advisory Agreement. It was noted that it was the judgment of the Trustees that approval of the Sub-Advisory Agreement was consistent with the best interests of each Fund and its shareholders.

Cushing ETF Trust

TRUSTEES

Brian R. Bruce

Brenda A. Cline

Ronald P. Trout

Jerry V. Swank

EXECUTIVE OFFICERS

Jerry V. Swank

Chief Executive Officer and President

John H. Alban

Chief Financial Officer and Treasurer

Barry Y. Greenberg

Chief Compliance Officer and Secretary

INVESTMENT ADVISER

Cushing® Asset Management, LP

300 Crescent Court, Suite 1700

Dallas, TX 75201

ADMINISTRATOR

U.S. Bancorp Fund Services, LLC d/b/a

U.S. Bank Global Fund Services

615 East Michigan Street, 3rd Floor

Milwaukee, WI 53202

CUSTODIAN

U.S. Bank, N.A.

1555 N. River Center Drive, Suite 302

Milwaukee, WI 53212

TRANSFER AGENT

U.S. Bancorp Fund Services, LLC d/b/a

U.S. Bank Global Fund Services

615 East Michigan Street, 3rd Floor

Milwaukee, WI 53202

LEGAL COUNSEL

Skadden, Arps, Slate, Meagher & Flom LLP

Four Times Square

New York, NY 10036

INDEPENDENT

REGISTERED PUBLIC

ACCOUNTING FIRM

Ernst & Young LLP

2323 Victory Avenue, Suite 2000

Dallas, TX 75219

NOT FDIC INSURED   |   NOT BANK GUARANTEED   |   MAY LOSE VALUE

The Cushing ETFs are distributed by Quasar Distributors, LLC

CUSHING®
ASSET MANAGEMENT

Cushing® Asset Management, LP
300 Crescent Court, Suite 1700
Dallas, TX 75201
(800) 617-0004
www.cushingetfs.com
www.cushingasset.com

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)

The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

1

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

The registrant did not engage in securities lending activities during the fiscal period reported on this Form N-CSR.

Item 13. Exhibits.

(a)

(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not Applicable.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Cushing ETF Trust

By (Signature and Title)	/s/ Jerry V. Swank
Jerry V. Swank, President & Chief Executive Officer

Date 08/08/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jerry V. Swank
Jerry V. Swank, President & Chief Executive Officer

Date 08/08/2019

By (Signature and Title)	/s/ John H. Alban
John H. Alban, Treasurer & Chief Financial Officer

Date 08/08/2019